UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.2%
Consumer Discretionary — 18.3%
	Hotels, Restaurants & Leisure — 1.4%
978	Marriott International, Inc., Class A	78,538
1,788	Starwood Hotels & Resorts Worldwide, Inc.	149,269

		227,807

	Household Durables — 2.8%
3,897	Jarden Corp. (a)	206,177
1,370	Mohawk Industries, Inc. (a)	254,454

		460,631

	Internet & Catalog Retail — 1.5%
2,673	Expedia, Inc.	251,569

	Media — 3.3%
1,867	CBS Corp. (Non-Voting), Class B	113,202
3,388	Clear Channel Outdoor Holdings, Inc., Class A	34,291
2,398	DISH Network Corp., Class A (a)	167,999
4,712	Gannett Co., Inc.	174,722
2,957	Time, Inc.	66,356

		556,570

	Multiline Retail — 2.8%
4,288	Kohl’s Corp.	335,522
1,573	Nordstrom, Inc.	126,376

		461,898

	Specialty Retail — 5.2%
268	AutoZone, Inc. (a)	182,565
1,677	Bed Bath & Beyond, Inc. (a)	128,735
4,165	Best Buy Co., Inc.	157,385
4,933	Gap, Inc. (The)	213,765
1,978	Tiffany & Co.	174,067

		856,517

	Textiles, Apparel & Luxury Goods — 1.3%
1,245	PVH Corp.	132,678
1,067	V.F. Corp.	80,384

		213,062

	Total Consumer Discretionary	3,028,054

Consumer Staples — 5.9%
	Beverages — 1.8%
1,268	Constellation Brands, Inc., Class A (a)	147,391
1,886	Dr. Pepper Snapple Group, Inc.	148,041

		295,432

	Food & Staples Retailing — 2.2%
3,007	Kroger Co. (The)	230,493
15,560	Rite Aid Corp. (a)	135,217

		365,710

	Food Products — 0.9%
1,448	Hershey Co. (The)	146,088

	Household Products — 1.0%
1,262	Energizer Holdings, Inc.	174,181

	Total Consumer Staples	981,411

Energy — 4.1%
	Oil, Gas & Consumable Fuels — 4.1%
3,478	Energen Corp.	229,539
1,843	EQT Corp.	152,770
2,222	PBF Energy, Inc., Class A	75,376
3,149	QEP Resources, Inc.	65,651
6,998	Southwestern Energy Co. (a)	162,288

	Total Energy	685,624

Financials — 28.9%
	Banks — 6.4%
4,108	Citizens Financial Group, Inc.	99,116
1,324	City National Corp.	117,913
11,271	Fifth Third Bancorp	212,462
1,965	First Republic Bank	112,198
5,177	Huntington Bancshares, Inc.	57,205
1,674	M&T Bank Corp.	212,594
4,786	SunTrust Banks, Inc.	196,668
1,631	Zions Bancorporation	44,025

		1,052,181

	Capital Markets — 4.6%
1,655	Ameriprise Financial, Inc.	216,538
3,935	Invesco Ltd.	156,192
1,751	Legg Mason, Inc.	96,648
1,450	Northern Trust Corp.	101,016
2,309	T. Rowe Price Group, Inc.	187,020

		757,414

	Consumer Finance — 0.6%
4,995	Ally Financial, Inc. (a)	104,799

	Insurance — 8.4%
214	Alleghany Corp. (a)	104,187
1,275	Chubb Corp. (The)	128,858
4,279	Hartford Financial Services Group, Inc. (The)	178,936
6,215	Loews Corp.	253,761
3,701	Marsh & McLennan Cos., Inc.	207,591
4,727	Old Republic International Corp.	70,616

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
2,582	Progressive Corp. (The)	70,238
4,150	Unum Group	139,977
1,610	W.R. Berkley Corp.	81,340
4,448	XL Group plc, (Ireland)	163,686

		1,399,190

	Real Estate Investment Trusts (REITs) — 8.5%
2,783	American Campus Communities, Inc.	119,327
954	AvalonBay Communities, Inc. (m)	166,253
649	Boston Properties, Inc.	91,159
4,318	Brixmor Property Group, Inc.	114,646
5,105	General Growth Properties, Inc. (m)	150,846
6,696	Kimco Realty Corp. (m)	179,777
2,720	Outfront Media, Inc.	81,394
3,029	Rayonier, Inc.	81,655
1,757	Regency Centers Corp. (m)	119,579
1,636	Vornado Realty Trust (m)	183,200
3,727	Weyerhaeuser Co. (m)	123,549

		1,411,385

	Thrifts & Mortgage Finance — 0.4%
6,261	Hudson City Bancorp, Inc.	65,616

	Total Financials	4,790,585

Health Care — 6.4%
	Health Care Equipment & Supplies — 0.2%
222	Becton, Dickinson and Co.	31,919

	Health Care Providers & Services — 6.2%
1,949	AmerisourceBergen Corp.	221,499
3,849	Brookdale Senior Living, Inc. (a)	145,341
2,448	Cigna Corp.	316,838
727	Henry Schein, Inc. (a)	101,540
1,404	Humana, Inc.	249,925

		1,035,143

	Total Health Care	1,067,062

Industrials — 8.9%
	Building Products — 0.7%
2,564	Fortune Brands Home & Security, Inc.	121,728

	Electrical Equipment — 2.8%
2,818	AMETEK, Inc.	148,043
1,650	Hubbell, Inc., Class B	180,835
1,578	Regal-Beloit Corp.	126,095

		454,973

	Industrial Conglomerates — 1.1%
1,939	Carlisle Cos., Inc.	179,593

	Machinery — 2.4%
2,297	IDEX Corp.	174,215
2,958	Rexnord Corp. (a)	78,937
1,028	Snap-on, Inc.	151,176

		404,328

	Professional Services — 1.0%
1,782	Equifax, Inc.	165,744

	Trading Companies & Distributors — 0.9%
2,146	MSC Industrial Direct Co., Inc., Class A	154,930

	Total Industrials	1,481,296

Information Technology — 8.4%
	Communications Equipment — 0.6%
3,270	CommScope Holding Co., Inc. (a)	93,318

	Electronic Equipment, Instruments & Components — 2.5%
2,766	Amphenol Corp., Class A	162,975
4,182	Arrow Electronics, Inc. (a)	255,714

		418,689

	IT Services — 1.6%
3,796	Jack Henry & Associates, Inc.	265,334

	Semiconductors & Semiconductor Equipment — 2.5%
2,828	Analog Devices, Inc.	178,175
1,141	KLA-Tencor Corp.	66,487
4,064	Xilinx, Inc.	171,900

		416,562

	Software — 1.2%
4,249	Synopsys, Inc. (a)	196,835

	Total Information Technology	1,390,738

Materials — 5.4%
	Chemicals — 2.9%
1,813	Airgas, Inc.	192,392
1,915	Albemarle Corp.	101,182
505	Sherwin-Williams Co. (The)	143,588
356	Sigma-Aldrich Corp.	49,263

		486,425

	Containers & Packaging — 2.5%
1,815	Ball Corp.	128,229
1,699	Rock-Tenn Co., Class A	109,587
2,885	Silgan Holdings, Inc.	167,729

		405,545

	Total Materials	891,970

Utilities — 8.9%
	Electric Utilities — 2.8%
2,314	Edison International	144,571

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
4,123	Westar Energy, Inc.	159,819
4,291	Xcel Energy, Inc.	149,354

		453,744

	Gas Utilities — 1.9%
1,628	National Fuel Gas Co.	98,189
9,178	Questar Corp.	218,989

		317,178

	Multi-Utilities — 4.2%
8,017	CenterPoint Energy, Inc.	163,620
4,842	CMS Energy Corp.	169,039
1,585	NiSource, Inc.	69,999
1,525	Sempra Energy	166,274
2,698	Wisconsin Energy Corp.	133,556

		702,488

	Total Utilities	1,473,410

	Total Common Stocks (Cost $9,932,257)	15,790,150

Short-Term Investment — 4.8%
	Investment Company — 4.8%
792,631	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $792,631)	792,631

	Total Investments — 100.0% (Cost $10,724,888)	16,582,781
	Other Assets in Excess of Liabilities — 0.0% (g)	6,316

	NET ASSETS — 100.0%	$16,589,097

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,015,886
Aggregate gross unrealized depreciation	(157,993)

Net unrealized appreciation/depreciation	$5,857,893

Federal income tax cost of investments	$10,724,888

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,582,781	$—	$—	$16,582,781

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2015